UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22461

Morgan Creek Global Equity Long/Short Institutional Fund

(Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC 27517

(Address of principal executive offices) (Zip code)

Mark Vannoy

Morgan Creek Capital Management, LLC

301 West Barbee Chapel Road

Chapel Hill, North Carolina 27517

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 919-933-4004

Date of fiscal year end: March 31

Date of reporting period: July 1, 2022 - June 30, 2023

Item 1 – Proxy Voting Record.

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ending June 30, 2023 with respect to which the registrant was entitled to vote.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Morgan Creek Global Equity Long/Short Institutional Fund

By (Signature and Title)	/s/ Mark Yusko
Mark Yusko,
President

Date	August 23, 2023

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